SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Jun. 06, 2025	Feb. 19, 2025	Dec. 31, 2023
ASSETS ACQUIRED
Land		$ 179,000
Total assets acquired	$ 2,071,556	$ 13,919,008
XCF Global Capital Inc [Member] | NEW CALEDONIA
ASSETS ACQUIRED
Land			$ 360,000
Biodiesel plants			4,280,207
Total assets acquired			4,640,207
LIABILITIES ASSUMED
Assumed indebtedness			1,720
Total liabilities assumed			1,720
XCF Global Capital Inc [Member] | FLORIDA
ASSETS ACQUIRED
Biodiesel plants			8,572,208
Total assets acquired			8,572,208
LIABILITIES ASSUMED
Assumed indebtedness			2,185,423
Total liabilities assumed			$ 2,185,423